Accounts receivable - Loss allowance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable
Expected loss rate	20.40%	17.40%	23.20%	19.80%
Accounts receivable	¥ 3,492,919	¥ 3,434,615	¥ 2,288,218	¥ 2,631,969
Within 1 year
Accounts receivable
Expected loss rate	13.10%	14.50%	18.00%	15.60%
More than 1 year
Accounts receivable
Expected loss rate	71.00%	39.10%	83.70%	53.20%
Gross carrying amount
Accounts receivable
Accounts receivable	¥ 4,386,872	¥ 4,158,270	¥ 2,980,940	¥ 3,282,857
Gross carrying amount | Within 1 year
Accounts receivable
Accounts receivable	3,833,730	3,670,160	2,741,775	2,912,427
Gross carrying amount | More than 1 year
Accounts receivable
Accounts receivable	553,142	488,110	239,165	370,430
Accumulated impairment
Accounts receivable
Accounts receivable	(893,953)	(723,655)	(692,722)	(650,888)
Accumulated impairment | Within 1 year
Accounts receivable
Accounts receivable	(501,414)	(532,707)	(492,426)	(453,938)
Accumulated impairment | More than 1 year
Accounts receivable
Accounts receivable	¥ (392,539)	¥ (190,948)	¥ (200,296)	¥ (196,950)